NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Notes payable
Outstanding	$ 2,762,000,000	$ 1,763,000,000
Operated affiliates
Notes payable
Unused Capacity	800,000,000	400,000,000
Revolving credit facility
Notes payable
Cost to maintain	12,000,000	7,000,000	$ 10,000,000
Revolving and demand credit facilities
Notes payable
Total Facilities	12,900,000,000.0	11,000,000,000.0
TCPL | Revolving credit facility
Notes payable
Total Facilities							$ 2,000,000,000
TCPL | Revolving credit facility | Maturing December 2023
Notes payable
Total Facilities	3,000,000,000	3,000,000,000
Unused Capacity	3,000,000,000
TCPL | Notes payable
Notes payable
Outstanding	$ 2,117,000,000	$ 884,000,000
Weighted average interest rate per annum	2.50%	1.60%		2.50%	2.50%	1.60%	1.60%
TCPL USA and TAIL | Notes payable
Notes payable
Outstanding	$ 611,000,000	$ 862,000,000			$ 448,000,000		$ 688,000,000
Weighted average interest rate per annum	3.10%	2.20%		3.10%	3.10%	2.20%	2.20%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities				$ 5,000,000,000.0		$ 5,000,000,000.0
Unused Capacity				$ 4,500,000,000
Mexico subsidiary | Notes payable
Notes payable
Outstanding	$ 34,000,000	$ 17,000,000			$ 25,000,000	$ 275,000,000
Weighted average interest rate per annum	3.30%	8.00%		3.30%	3.30%	8.00%	8.00%
TCPL/TCPL USA/Columbia/TAIL | Revolving credit facility | Maturing December 2019
Notes payable
Total Facilities					$ 4,500,000,000.0		$ 0
Unused Capacity					4,500,000,000
TCPL/TCPL USA/Columbia/TAIL | Revolving credit facility | Maturing December 2021
Notes payable
Total Facilities					1,000,000,000		0
Unused Capacity					$ 1,000,000,000
TCPL USA | Revolving credit facility
Notes payable
Total Facilities							1,000,000,000
Columbia | Revolving credit facility
Notes payable
Total Facilities							1,000,000,000
TAIL | Revolving credit facility
Notes payable
Total Facilities							$ 500,000,000.0
TCPL/TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,100,000,000.0	$ 1,900,000,000.0
Unused Capacity	$ 1,000,000,000